Income Taxes - Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Deferred tax asset		$ (890)
Deferred charges and other	$ (5)	(17)
Liabilities
Other current liabilities		28
Deferred income taxes	2,529	5,493
Net deferred income tax liability	$ 2,524	$ 4,614